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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment           [ X ] Amendment Number:  1
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ Diana Bartula      Galveston, Texas      July 30, 2008
     -----------------      ----------------      -------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors,LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $111,485 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
30-JUN-08


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                        COM    00206R102     4347      129037  SH            Sole          129037.0000
Alcoa Inc                        COM    013817101     1744      48970   SH            Sole           48970.0000
Allstate Corp.                   COM    020002101     3245      71175   SH            Sole           71175.0000
AmEagleOutfittersInc             COM    02553E106     625       45860   SH            Sole           45860.0000
American Intl Group              COM    026874107     1799      67997   SH            Sole           67997.0000
AnnalyCapMgmtIncREIT             COM    035710409     3733      240700  SH            Sole          240700.0000
ArcherDanielsMidland             COM    039483102     1105      32740   SH            Sole           32740.0000
Arkansas Best Corp               COM    040790107     2889      78850   SH            Sole           78850.0000
Bank of America Corp.            COM    060505104     2634      110333  SH            Sole          110333.0000
Best Buy Company Inc             COM    086516101     1664      42020   SH            Sole           42020.0000
Black Box Corporation            COM    091826107     2018      74230   SH            Sole           74230.0000
Boeing Company                   COM    097023105     1319      20065   SH            Sole           20065.0000
Carlisle Companies Inc           COM    142339100     2235      77080   SH            Sole           77080.0000
Caterpillar Inc                  COM    149123101     1237      16760   SH            Sole           16760.0000
Consolidated Edison, Inc         COM    209115104     2350      60115   SH            Sole           60115.0000
Cullen Frost Bankers             COM    229899109     4515      90576   SH            Sole           90576.0000
DiamondrockHspCoREIT             COM    252784301     314       28860   SH            Sole           28860.0000
Disney (Walt) Company            COM    254687106     1103      35360   SH            Sole           35360.0000
Dover Corporation                COM    260003108     3964      81945   SH            Sole           81945.0000
Dow Chemical Co                  COM    260543103     2078      59520   SH            Sole           59520.0000
Ener Conv Devices Inc            COM    292659109     4180      56766   SH            Sole           56766.0000
Ensco International              COM    26874Q100     1564      19373   SH            Sole           19373.0000
Enzo Biochem Inc.                COM    294100102     617       55001   SH            Sole           55001.0000
Exxon Mobil Corp.                COM    30231G102     240        2725   SH            Sole            2725.0000
Gannett Company Inc              COM    364730101     2020      93225   SH            Sole           93225.0000
Genworth Financial Inc           COM    37247D106     1440      80880   SH            Sole           80880.0000
Granite Construction Inc         COM    387328107     717       22750   SH            Sole           22750.0000
Home Depot Inc                   COM    437076102     1744      74480   SH            Sole           74480.0000
IBM Corporation                  COM    459200101     2714      22900   SH            Sole           22900.0000
JC Penney Co Inc                 COM    708160106     3834      105660  SH            Sole          105660.0000
Johnson & Johnson                COM    478160104     1346      20925   SH            Sole           20925.0000
Lincoln National Corp.           COM    534187109     983       21692   SH            Sole           21692.0000
Marsh & McLennan                 COM    571748102     3955      148965  SH            Sole          148965.0000
PPG Industries Inc               COM    693506107     2014      35100   SH            Sole           35100.0000
Pfizer, Inc.                     COM    717081103     936       53550   SH            Sole           53550.0000
Sara Lee Corporation             COM    803111103     647       52840   SH            Sole           52840.0000
Southern Union Co                COM    844030106     1569      58050   SH            Sole           58050.0000
Staples Inc                      COM    855030102     1239      52150   SH            Sole           52150.0000
Technitrol Inc                   COM    878555101     2607      153445  SH            Sole          153445.0000
Verizon Comm. Inc.               COM    92343V104     2178      61525   SH            Sole           61525.0000
Vulcan Materials Co              COM    929160109     2841      47530   SH            Sole           47530.0000
Wyeth                            COM    983024100     3153      65740   SH            Sole           65740.0000
Barclays Plc ADR                        06738E204     2040      88125   SH            Sole           88125.0000
Canon Inc ADR                           138006309     1857      36262   SH            Sole           36262.0000
Ingersoll-Rand Co                       G4776G101     2449      65425   SH            Sole           65425.0000
Nippon Telgrph&Telphn                   654624105     4865      200200  SH            Sole          200200.0000
Nissan Motor Co Ltd                     654744408     2329      141605  SH            Sole          141605.0000
Nokia Corporation                       654902204     4411      180025  SH            Sole          180025.0000
RenaissanceRe HlgLtd                    G7496G103     1904      42630   SH            Sole           42630.0000
Teva PhrmaInd Ltd ADR                   881624209     905       19770   SH            Sole           19770.0000
XL Capital Ltd.                         G98255105     1827      88872   SH            Sole           88872.0000
Alliance Worldwide Privatizati          01879X103     375       19559   SH            Sole           19558.6030
MrgnStnly AsiaPacific Fd                61744U106     646       37000   SH            Sole           37000.0000
MrgnStnly India Invstmnt Fd             61745C105     416       18500   SH            Sole           18500.0000
REPORT SUMMARY                    54  DATA RECORDS    111485             1       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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